Annual Fund Operating Expenses - Vanguard Tax-Exempt Bond Index Fund - Investor Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%